SHARE-BASED COMPENSATION - Summary of option activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Options
Beginning balance outstanding (in shares) | shares	3,776,000	3,498,000
Granted (in shares) | shares	57,000	806,000
Exercised (in shares) | shares	(1,712,000)	(438,000)
Forfeited (in shares) | shares	(574,000)	(35,000)
Expired (in shares) | shares	(698,000)	(55,000)
Ending balance outstanding (in shares) | shares	849,000	3,776,000	3,498,000
Options exercisable (in shares) | shares	711,000	3,320,000
Weighted– Average Exercise price ($CAD)
Beginning balance outstanding (in $CAD per share) | $ / shares	$ 5.39	$ 5.28
Granted (in $CAD per share) | $ / shares	3.99	5.21
Excercised (in $CAD per share) | $ / shares	3.68	3.82
Forfeited (in $CAD per share) | $ / shares	6.03	5.49
Expired (in $CAD per share) | $ / shares	7.94	8.50
Ending balance outstanding (in $CAD per share) | $ / shares	6.21	5.39	$ 5.28
Weighted Average Exercise price exercisable (in $CAD per share) | $ / shares	$ 6.40	$ 5.41
Weighted– Average Remaining Contractual Term (Years)
Weighted-average remaining contractual life	5 years 3 months 18 days	4 years 8 months 12 days	6 years 3 months 18 days
Granted	9 years 2 months 12 days	9 years 2 months 12 days
Exercised	6 years	7 years 3 months 18 days
Forfeited	4 years	7 years 8 months 12 days
Exercisable	4 years 8 months 12 days	4 years 1 month 6 days